UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Portfolio®

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Portfolio®

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
COMMON STOCKS 98.1%
AUSTRALIA 0.8%
INDUSTRIALS 0.8%
Spotless Group Holdings Ltd. (a)	2,435,482	$3,852

Total Australia		3,852

BELGIUM 2.4%
INDUSTRIALS 2.4%
bpost S.A.	470,864	11,240

Total Belgium		11,240

BERMUDA 1.7%
ENERGY 1.7%
Seadrill Ltd.	288,276	7,702

Total Bermuda		7,702

CANADA 0.7%
ENERGY 0.7%
Cameco Corp.	170,222	3,006

Total Canada		3,006

DENMARK 1.7%
CONSUMER STAPLES 1.7%
Carlsberg A/S ‘B’	86,939	7,721

Total Denmark		7,721

FAROE ISLANDS 0.8%
CONSUMER STAPLES 0.8%
Bakkafrost P/F	175,099	3,765

Total Faroe Islands		3,765

FRANCE 8.3%
CONSUMER DISCRETIONARY 2.6%
Eutelsat Communications S.A.	209,160	6,754
JCDecaux S.A.	165,805	5,234

		11,988

CONSUMER STAPLES 4.6%
Carrefour S.A.	319,200	9,858
Danone S.A.	171,639	11,494

		21,352

ENERGY 1.1%
Bourbon S.A.	76,206	2,066
Total S.A.	49,599	3,212

		5,278

Total France		38,618

GERMANY 2.2%
HEALTH CARE 2.2%
Rhoen Klinikum AG	332,158	10,054

Total Germany		10,054

HONG KONG 4.8%
CONSUMER DISCRETIONARY 0.6%
Television Broadcasts Ltd.	485,400	2,888

FINANCIALS 3.6%
AIA Group Ltd.	2,617,900	13,510
First Pacific Co. Ltd.	3,013,750	3,107

		16,617

INDUSTRIALS 0.6%
Jardine Matheson Holdings Ltd.	25,500	1,519
Jardine Strategic Holdings Ltd.	33,700	1,173

		2,692

Total Hong Kong		22,197

IRELAND 1.5%
HEALTH CARE 1.5%
Shire PLC	79,020	6,818

Total Ireland		6,818

JAPAN 3.9%
CONSUMER DISCRETIONARY 0.5%
Toyota Motor Corp.	44,000	2,589

CONSUMER STAPLES 1.2%
Kao Corp.	90,900	3,547
Shiseido Co. Ltd.	123,500	2,037

		5,584

INDUSTRIALS 0.6%
Komatsu Ltd.	118,200	2,732

INFORMATION TECHNOLOGY 1.6%
Nintendo Co. Ltd.	34,617	3,771
Tokyo Electron Ltd. - ADR	217,485	3,545

		7,316

Total Japan		18,221

NETHERLANDS 4.5%
CONSUMER STAPLES 1.3%
Corbion NV	411,222	6,048

FINANCIALS 2.1%
ING Groep NV - Dutch Certificate (a)	700,395	9,956

INFORMATION TECHNOLOGY 1.1%
Gemalto NV	53,848	4,943

Total Netherlands		20,947

NORWAY 8.6%
CONSUMER STAPLES 4.9%
Cermaq ASA	351,092	5,287
Marine Harvest ASA	1,233,005	17,245

		22,532

ENERGY 3.7%
Avance Gas Holding Ltd.	224,786	5,143
BW LPG Ltd.	553,309	6,984

North Atlantic Drilling Ltd.	791,245	5,270

		17,397

Total Norway		39,929

SINGAPORE 2.4%
INDUSTRIALS 2.4%
ComfortDelGro Corp. Ltd.	3,712,000	6,973
Keppel Corp. Ltd.	484,700	3,987

		10,960

Total Singapore		10,960

SOUTH KOREA 0.7%
CONSUMER DISCRETIONARY 0.7%
GS Home Shopping, Inc.	14,305	3,449

Total South Korea		3,449

SPAIN 0.9%
INDUSTRIALS 0.9%
Cia de Distribucion Integral Logista Holdings S.A.U. (a)	229,818	4,180

Total Spain		4,180

SWEDEN 1.8%
INDUSTRIALS 1.8%
Loomis AB ‘B’	296,724	8,460

Total Sweden		8,460

SWITZERLAND 3.7%
FINANCIALS 0.8%
Swiss Re AG	48,995	3,899

HEALTH CARE 1.5%
Roche Holding AG	23,275	6,873

INFORMATION TECHNOLOGY 1.4%
Logitech International S.A.	487,539	6,243

Total Switzerland		17,015

UNITED KINGDOM 14.5%
CONSUMER STAPLES 9.1%
British American Tobacco PLC	244,729	13,791
Imperial Tobacco Group PLC	299,857	12,911
Reckitt Benckiser Group PLC	178,495	15,432

		42,134

ENERGY 2.3%
BP PLC	1,015,808	7,431
Ensco PLC ‘A’	77,266	3,192

		10,623

FINANCIALS 3.1%
Barclays PLC	1,283,380	4,721
Lancashire Holdings Ltd.	650,706	6,751
Prudential PLC	140,407	3,121

		14,593

Total United Kingdom		67,350

UNITED STATES 32.2%
CONSUMER DISCRETIONARY 1.5%
Comcast Corp. ‘A’	86,492	4,652

Time Warner Cable, Inc.	17,531	2,515

		7,167

CONSUMER STAPLES 7.7%
Altria Group, Inc.	177,706	8,164
Lorillard, Inc.	231,499	13,869
Philip Morris International, Inc.	56,911	4,746
Reynolds American, Inc.	149,302	8,809

		35,588

ENERGY 2.2%
Halliburton Co.	76,048	4,906
National Oilwell Varco, Inc.	67,957	5,171

		10,077

FINANCIALS 8.8%
Alleghany Corp. (a)	12,877	5,384
Berkshire Hathaway, Inc. ‘B’ (a)	100,636	13,902
Genworth Financial, Inc. ‘A’ (a)	463,933	6,078
Navient Corp.	256,693	4,546
NorthStar Asset Management Group, Inc. (a)	17,771	327
PHH Corp. (a)	134,193	3,001
SLM Corp.	256,693	2,197
ViewPoint Financial Group, Inc.	230,407	5,516

		40,951

HEALTH CARE 2.4%
Allergan, Inc.	15,493	2,761
Merck & Co., Inc.	66,739	3,956
Pfizer, Inc.	143,927	4,256

		10,973

INDUSTRIALS 4.0%
3M Co.	35,768	5,068
Brink’s Co.	258,386	6,212
NOW, Inc. (a)	237,035	7,208

		18,488

INFORMATION TECHNOLOGY 5.4%
International Business Machines Corp.	38,516	7,311
Microsoft Corp. (e)	312,889	14,506
Oracle Corp.	84,334	3,228

		25,045

MATERIALS 0.2%
Rentech, Inc. (a)	515,516	882

Total United States		149,171

Total Common Stocks (Cost $362,344)		454,655

REAL ESTATE INVESTMENT TRUSTS 0.5%
SINGAPORE 0.0%
FINANCIALS 0.0%
Keppel REIT	125,236	117

Total Singapore		117

UNITED STATES 0.5%
FINANCIALS 0.5%
NorthStar Realty Finance Corp.	124,834	2,206

Total United States		2,206

Total Real Estate Investment Trusts (Cost $1,310)		2,323

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	1,123,923	522

Total Rights (Cost $1,113)		522

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.1%		239

U.S. TREASURY BILLS 0.3%
0.037% due 03/05/2015 - 03/26/2015 (b)(g)	$1,490	1,490

Total Short-Term Instruments (Cost $1,729)		1,729

Total Investments in Securities (Cost $366,496)		459,229

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio	524,012	5,243

Total Short-Term Instruments (Cost $5,243)		5,243

Total Investments in Affiliates (Cost $5,243)		5,243

Total Investments 100.2% (Cost $371,739)		$464,472
Securities Sold Short (d) (1.0%) (Proceeds $4,574)		(4,835)
Financial Derivative Instruments (f) 0.4% (Cost or Premiums, net $0)		1,790
Other Assets and Liabilities, net 0.4%		2,051

Net Assets 100.0%		$463,478

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$239	Freddie Mac 2.000% due 01/30/2023	$(246)	$239	$239

Total Repurchase Agreements						$(246)	$239	$239

(1)	Includes accrued interest.

(d)	Securities Sold Short:

(e)	Securities with an aggregate market value of $4,775 and cash of $4,613 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Common Stocks
	United States
	Health Care
GSC	Valeant Pharmaceuticals International, Inc.	7,747	$(982)	$(1,016)
	Information Technology
	Applied Materials, Inc.	176,712	(3,592)	(3,819)

Total Short Sales			$(4,574)	$(4,835)

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	AUD	11,940		$10,601	$148	$0
	10/2014	EUR	116		150	4	0
	10/2014	HKD	7,037		908	2	0
	10/2014		$36,859	GBP	22,538	0	(322)
	11/2014	GBP	22,538		$36,849	323	0
	11/2014		$10,576	AUD	11,940	0	(147)
BPS	10/2014	CAD	22,608		$20,258	72	0
	10/2014	EUR	74		95	2	0
	10/2014	SEK	9,671		1,386	45	0
	10/2014		$757	HKD	5,865	0	(1)
	10/2014		195	NOK	1,245	0	(1)
	11/2014	SEK	19,342		$2,678	0	(3)
	11/2014		$20,243	CAD	22,608	0	(73)
BRC	10/2014	EUR	81		$104	2	0
	10/2014		$20,894	CAD	22,608	0	(708)
	11/2014		560	GBP	345	0	(1)
CBK	10/2014	DKK	9,842		$1,739	69	0
	10/2014		$51	HKD	399	0	0
DUB	10/2014	KRW	1,628,784		$1,602	61	0
	11/2014		$159	SGD	200	0	(3)
FBF	10/2014	HKD	7,178		$926	2	0
	10/2014		$5,030	DKK	29,527	0	(20)
	11/2014	DKK	29,527		$5,031	21	0
GLM	10/2014	EUR	419		542	13	0
	10/2014	NOK	11,109		1,796	67	0
	10/2014		$2,574	GBP	1,575	0	(20)
	10/2014		21,136	JPY	2,200,181	0	(1,075)
	10/2014		2,083	ZAR	22,887	0	(59)
	11/2014	NOK	116,176		$18,033	0	(28)
	12/2014		$937	ILS	3,340	0	(29)
HUS	10/2014	EUR	171		$222	6	0
	10/2014	GBP	1,549		2,508	0	(4)
	10/2014	NOK	140,937		22,752	816	0
JPM	10/2014	GBP	4,038		6,643	96	0
	10/2014	HKD	108,868		14,047	27	0
	10/2014	JPY	2,200,181		20,213	152	0
	10/2014		$1,565	KRW	1,628,784	0	(24)
	10/2014	ZAR	22,925		$2,089	62	0
	11/2014	SGD	11,417		9,173	223	0
	11/2014		$20,218	JPY	2,200,181	0	(152)
	02/2015	KRW	1,628,784		$1,556	26	0
MSB	10/2014	DKK	9,842		1,740	70	0
	10/2014	EUR	22,900		30,226	1,302	0
	10/2014	GBP	18,525		30,725	692	0
RBC	10/2014	EUR	111		144	3	0
SOG	10/2014	NOK	140,938		22,754	818	0
	10/2014		$11,073	AUD	11,940	0	(620)
	10/2014		575	NOK	3,670	0	(4)
UAG	10/2014	DKK	9,843		$1,740	70	0
	10/2014	SEK	9,671		1,386	46	0
	10/2014		$30,532	EUR	23,872	0	(381)
	11/2014	EUR	23,872		$30,539	381	0
	11/2014	NOK	171,893		26,748	24	0

Total Forward Foreign Currency Contracts						$5,645	$(3,675)

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	Rentech Nitrogen Partners LP	9,630	1-Month USD-LIBOR less a specified spread	08/14/2015		$133	$13	$13	$0
CBK	Pay	Liberty Global PLC ‘A’	12,451	1-Month EUR-EURIBOR less a specified spread	02/09/2015	EUR	421	(16)	0	(16)
	Pay	Liberty Global PLC ‘C’	30,718	1-Month EUR-EURIBOR less a specified spread	02/09/2015		1,001	(36)	0	(36)
	Receive	Ziggo NV	54,559	1-Month EUR-EURIBOR plus a specified spread	02/09/2015		1,994	36	36	0
GST	Receive	AstraZeneca PLC	40,323	1-Month USD-LIBOR plus a specified spread	04/30/2015	GBP	1,833	(82)	0	(82)
	Pay	AbbVie, Inc.	70,802	1-Month USD-LIBOR less a specified spread	07/23/2015		2,526	7	7	0
JPM	Pay	Expedia, Inc.	20,850	1-Month USD-LIBOR less a specified spread	04/29/2015		$1,776	(52)	0	(52)
	Receive	Liberty TripAdvisor Holdings, Inc.	68,429	1-Month USD-LIBOR plus a specified spread	04/29/2015		2,379	(60)	0	(60)
	Receive	Liberty Ventures ‘A’	68,429	1-Month USD-LIBOR plus a specified spread	04/29/2015		2,640	(43)	0	(43)
	Pay	TripAdvisor, Inc.	28,300	1-Month USD-LIBOR less a specified spread	04/29/2015		2,695	107	107	0
	Receive	Covidien PLC	48,546	1-Month USD-LIBOR plus a specified spread	06/16/2015		4,392	(193)	0	(193)
	Pay	Medtronic, Inc.	46,411	1-Month USD-LIBOR less a specified spread	06/16/2015		3,014	139	139	0

								$(180)	$302	$(482)

Total Swap Agreements								$(180)	$302	$(482)

(1)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $1,490 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Common Stocks
Australia
Industrials	$0	$3,852	$0	$3,852
Belgium
Industrials	11,240	0	0	11,240
Bermuda
Energy	0	7,702	0	7,702
Canada
Energy	3,006	0	0	3,006
Denmark
Consumer Staples	0	7,721	0	7,721
Faroe Islands
Consumer Staples	0	3,765	0	3,765
France
Consumer Discretionary	11,988	0	0	11,988
Consumer Staples	0	21,352	0	21,352
Energy	2,066	3,212	0	5,278
Germany
Health Care	0	10,054	0	10,054
Hong Kong
Consumer Discretionary	2,888	0	0	2,888
Financials	0	16,617	0	16,617
Industrials	0	2,692	0	2,692
Ireland
Health Care	0	6,818	0	6,818
Japan
Consumer Discretionary	0	2,589	0	2,589
Consumer Staples	0	5,584	0	5,584
Industrials	0	2,732	0	2,732
Information Technology	3,545	3,771	0	7,316
Netherlands
Consumer Staples	0	6,048	0	6,048
Financials	0	9,956	0	9,956
Information Technology	4,943	0	0	4,943
Norway
Consumer Staples	5,287	17,245	0	22,532
Energy	10,413	6,984	0	17,397
Singapore
Industrials	0	10,960	0	10,960
South Korea
Consumer Discretionary	0	3,449	0	3,449
Spain
Industrials	4,180	0	0	4,180
Sweden
Industrials	0	8,460	0	8,460
Switzerland
Financials	0	3,899	0	3,899
Health Care	0	6,873	0	6,873
Information Technology	0	6,243	0	6,243
United Kingdom
Consumer Staples	0	42,134	0	42,134
Energy	3,192	7,431	0	10,623
Financials	6,751	7,842	0	14,593
United States
Consumer Discretionary	7,167	0	0	7,167
Consumer Staples	35,588	0	0	35,588
Energy	10,077	0	0	10,077
Financials	40,951	0	0	40,951
Health Care	10,973	0	0	10,973
Industrials	18,488	0	0	18,488
Information Technology	25,045	0	0	25,045
Materials	882	0	0	882
Real Estate Investment Trusts
Singapore
Financials	0	117	0	117
United States
Financials	2,206	0	0	2,206
Rights
France
Health Care	522	0	0	522
Short-Term Instruments
Repurchase Agreements	0	239	0	239
U.S. Treasury Bills	0	1,490	0	1,490
	$221,398	$237,831	$0	$459,229

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,243	0	0	5,243

Total Investments	$226,641	$237,831	$0	$464,472

Short Sales, at Value - Liabilities
Common Stocks
United States
Health Care	$(1,016)	$0	$0	$(1,016)
Information Technology	(3,819)	0	0	(3,819)
	$(4,835)	$0	$0	$(4,835)

Financial Derivative Instruments - Assets
Over the counter	$0	$5,947	$0	$5,947

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,157)	$0	$(4,157)

Totals	$221,806	$239,621	$0	$461,427

There were assets and liabilities valued at $ 34,933 transferred from Level 2 to Level 1 during the period ended September 30, 2014. There were assets and liabilities valued at $ 26,729 transferred from Level 1 to Level 2 during the period ended September 30, 2014. There were no significant transfers between Level 2 and 3 during the period ended September 30, 2014.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio III, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Cayman Commodity Portfolio III, Ltd.	6/6/2011	6/20/2011	$463,478	$10	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2014, recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO EqS Pathfinder Portfolio®	$371,958	$104,677	$(12,163)	$92,514

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales		Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$ 11,012	$110,729		$(116,500)	$1	$1	$5,243	$30	$0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
DKK	Danish Krone	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	KRW	South Korean Won	ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt	LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Peter G. Strelow
Peter G. Strelow
Principal Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
Principal Executive Officer

Date:	November 25, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 25, 2014